Quarterly Financial Results (Unaudited) - Summary of Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 2,872	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 5,567	$ 5,477	$ 11,152	$ 10,809	$ 10,680
Expenses	2,463	2,465	2,439	2,455	2,355	2,439	2,408	2,438	2,400	4,898	4,810	9,714	9,685	9,606
Operating profit	409	418	353	382	285	358	304	271	191	669	667	1,438	1,124	1,074
Interest income	1			4						2	7	11	11	9
Interest expense	(406)			(463)						(813)	(927)	(1,739)	(1,867)	(1,896)
Loss on debt extinguishment	0			0						0	(3)	(274)	(79)	(56)
Other income (expense)	(24)			82						11	83	161	(47)	(94)
Loss before income taxes and equity earnings in affiliates	(20)			5						(131)	(173)	(403)	(858)	(963)
Income tax expense (benefit)	10			40						13	77	82	105	(243)
Equity earnings in affiliates	63			58						114	108	220	188	158
Net (loss) income	33	65	(188)	23	(165)	(66)	(177)	(193)	(339)	(30)	(142)	(265)	(775)	(562)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	59			57						108	93	193	177	174
Net (loss) income attributable to First Data Corporation	$ (26)	$ 12	$ (235)	$ (34)	$ (201)	$ (121)	$ (216)	$ (237)	$ (378)	$ (138)	$ (235)	$ (458)	$ (952)	$ (736)
Net (loss) income per share, basic and diluted (in dollars per share)	$ (26,000)	$ 12,000	$ (235,000)	$ (34,000)	$ (201,000)	$ (121,000)	$ (216,000)	$ (237,000)	$ (378,000)	$ (138,000)	$ (235,000)	$ (458,000)	$ (952,000)	$ (736,000)